      As filed with the Securities and Exchange Commission on February 14, 2003

                                                           File Nos. 333-50529;
                                                                      811-08759

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549


                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    / X /
                                                                            ---
     Pre-Effective Amendment No. __                                        /   /
                                                                            ---

     Post-Effective Amendment No. 6                                        / X /
                                                                            ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
          COMPANY ACT OF 1940                                              / X /
                                                                            ---

     Amendment No. 10                                                      / X /
                                                                            ---

                       BARR ROSENBERG VARIABLE INSURANCE TRUST
                  (Exact Name of Registrant as Specified in Charter)


                                 3435 Stelzer Road
                                 Columbus, OH 43219

                 (Address of Principal Executive Offices) (Zip code)

                                    925-254-6464
                 (Registrant's Telephone Number, including Area Code)


     Name and address
     of agent for service:         Copies to:
     --------------------          ---------
     Kenneth Reid                  J.B. Kittredge, Esq.
     AXA Rosenberg Investment      Ropes & Gray
        Management LLC             One International Place
     Four Orinda Way               Boston, MA 02110-2624
     Building E
     Orinda, CA 94563

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective:

/   / Immediately upon filing pursuant to paragraph (b)
 ---
/   / On _________ pursuant to paragraph (b)
 ---
/   / 60 days after filing pursuant to paragraph (a)(1)
 ---
/   / On _________ pursuant to paragraph (a)(1)
 ---
/ X / 75 days after filing pursuant to paragraph (a)(2)
 ---
/   / On _________ pursuant to paragraph (a)(2)
 ---
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INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY SUCH SECURITIES BE ACCEPTED PRIOR TO THE TIME SUCH REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

BARR ROSENBERG VARIABLE INSURANCE TRUST

-    AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND


3435 STELZER ROAD
COLUMBUS, OHIO 43219
1-925-254-6464


MAY 1, 2003

THE AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND SEEKS TO INCREASE THE VALUE OF YOUR INVESTMENT IN BULL MARKETS AND IN BEAR MARKETS THROUGH STRATEGIES THAT ARE DESIGNED TO HAVE LIMITED EXPOSURE TO GENERAL EQUITY MARKET RISK. THE FUND'S INVESTMENT ADVISER IS AXA ROSENBERG INVESTMENT MANAGEMENT LLC. WE ARE OFFERING SHARES OF THE FUND EXCLUSIVELY FOR SALE TO INSURANCE COMPANY SEPARATE ACCOUNTS.

PLEASE SEE THE INSIDE OF THE BACK COVER OF THIS PROSPECTUS FOR IMPORTANT PRIVACY POLICY INFORMATION.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.


[AXA ROSENBERG MUTUAL FUNDS LOGO]

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                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
RISK/RETURN SUMMARY.........................................    3

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES...    5

PRINCIPAL RISKS.............................................    6

CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND RELATED
  RISKS.....................................................    7

PERFORMANCE INFORMATION FROM THE ADVISER'S OTHER LONG/SHORT
  EQUITY ACCOUNTS...........................................   10

THE ADVISER'S GENERAL INVESTMENT PHILOSOPHY.................   13

FUND MANAGEMENT.............................................   15

MULTIPLE CLASSES............................................   17

HOW THE FUND PRICES ITS SHARES..............................   17

PURCHASING FUND SHARES......................................   18

REDEMPTION OF SHARES........................................   19

DISTRIBUTIONS...............................................   19

TAXES.......................................................   20

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES............   20

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                              RISK/RETURN SUMMARY

    The following is a summary of certain key information about the AXA Rosenberg VIT Value Long/ Short Equity Fund (the "Fund"). This summary identifies the Fund's investment objective, principal investment strategies and principal risks. The principal risks of the Fund are identified and more fully discussed beginning on page 6. You can find more detailed descriptions of the Fund further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.

    Other important things for you to note:

    - You may lose money by investing in the Fund.

    - An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT OBJECTIVE

    The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to have limited exposure to general equity market risk.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

    The Fund seeks to achieve its investment objective by buying common stocks that its investment adviser, AXA Rosenberg Investment Management LLC (the "Adviser"), believes are undervalued and by "selling short" stocks that the Adviser believes are overvalued. The Adviser's computerized investment process is designed to maintain continuously approximately equal dollar amounts invested in long and short positions, and the Fund seeks to have near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. The Fund invests in small and mid-capitalization stocks that are principally traded in the markets of the United States. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. If the Fund were to invest, under normal circumstances, less than 80% of the value of its assets in equity securities, the Fund would provide
60 days' notice to its shareholders prior to the change's occurrence. The Fund measures its return by a comparison to the return on 3-month U.S. Treasury Bills.

    By buying and selling short different stocks, the Fund attempts to limit the effect on its performance of, and the risk associated with, general U.S. stock market movements. Further, by maintaining approximately equal value exposures in its long and short portfolios, the Fund also attempts to limit the effects on its performance of, and the risk associated with, value and growth style swings in the broad market.

    The Adviser considers financial information and market trends ("fundamental" and "quantitative" investment criteria) in determining which securities to buy and sell. The Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) its Appraisal Model estimates the fair value for each company in the Adviser's database by assessing various fundamental data such as company financial statistics, and (2) its Near-Term Prospects model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Appraisal Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, the Fund's stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

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SUMMARY OF PRINCIPAL RISKS

    As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

    INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risk associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

    MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. Because the Adviser could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

    MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that the Adviser will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization or other risk factors.

    RISK OF SHORT SALES. The Adviser may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

    SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.

    STYLE RISK. The Adviser attempts to maintain approximately equal weight in value stocks in its long and short portfolios. There is a risk, however, that the Fund's performance will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets because the Adviser's risk control policy does not yield perfectly style-neutral portfolios.

    PORTFOLIO TURNOVER. The Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

    For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 6.

PERFORMANCE INFORMATION

    The Fund does not have performance information because it is not yet operational.

           INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

    The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to have limited exposure to general equity market risk. The Fund measures its return by a comparison to the return on 3-month U.S. Treasury Bills. The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that the Adviser has identified as undervalued and short positions in such stocks that the Adviser has identified as overvalued. When the Adviser believes that a security is overvalued relative to other securities in the Fund's long portfolio, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on the Fund's performance. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. If the Fund were to invest, under normal circumstances, less than 80% of the value of its assets in equity securities, the Fund would provide 60 days' notice to its shareholders prior to the change's occurrence.

    The Adviser's stock selection process focuses on the identification of stocks with attractively priced fundamentals and future expected earnings at reasonable current prices. Because the Adviser's stock selection models typically find more bargains among value stocks and more overpriced securities (short sale opportunities) among growth stocks, the Fund's portfolio has a value exposure. It is expected that the Fund may achieve a positive return if the securities in the Fund's long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities in the Fund's long portfolio underperform the securities in the Fund's short portfolio. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

    The Fund seeks to construct a diversified portfolio that has limited exposure to the U.S. equity market risk generally and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. For purposes of the preceding sentence, the 200 stocks principally traded in the markets of the United States with the largest market capitalizations are considered large capitalization stocks, the next 800 largest stocks are considered mid-capitalization stocks and all other stocks are considered small capitalization stocks. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations.

    The Adviser uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. The Adviser attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

    Because the Fund may engage in active and frequent trading of portfolio securities, a larger portion of distributions you would receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary dividends, rather than long-term capital gain distributions.

    Except as explicitly described otherwise, the investment objective and policies of the Fund may be changed without shareholder approval.

                                PRINCIPAL RISKS

    The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect the Fund's investments as a whole. The Fund could be subject to additional risks because the types of investments made by the Fund can change over time.

    INVESTMENT RISKS. An investment in the Fund involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting the Fund's portfolio. These types of risks may be greater with respect to investments in securities of foreign issuers. Investment in shares of the Fund is, like investment in common stocks, more volatile and risky than some other forms of investment. Also, the Fund is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with other stock mutual funds.

    SMALL AND/OR MID-SIZE COMPANY RISK. Companies with small or mid-sized market capitalizations may be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, such companies have fewer securities outstanding, and their securities may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume and are generally more sensitive to purchase and sale transactions. Therefore, the prices of such securities tend to be more volatile than the prices of securities of companies with larger market capitalizations. As a result, the absolute values of changes in the prices of securities of companies with small or mid-sized market capitalizations may be greater than those of larger, more established companies.

    RISK OF SHORT SALES. When the Adviser believes that a security is overvalued, it may cause the Fund to sell the security short by borrowing it from a third party and selling it at the then-current market price. The Fund will incur a loss if the price of the borrowed security increases between the time the Fund sells it short and the time the Fund must replace it. The Fund may achieve a gain if the price of the borrowed security decreases during that period of time. The Fund cannot guarantee that it will be able to replace a security at any particular time or at an acceptable price.

    While the Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at the stock's then-current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. The Fund's gain on a short sale, before transaction costs, is limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender. By contrast, its potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases, and the price may rise indefinitely.

    Short sales also involve other costs. The Fund must repay to the lender any dividends or interest that accrue while it is holding a security sold short. To borrow the security, the Fund also may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

    Until the Fund replaces a borrowed security, it will maintain daily a segregated account with its custodian containing cash, U.S. government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or other custodian will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker or custodian, the Fund might not receive any payments (including interest) on collateral held with

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the broker or custodian. The assets used to cover the Fund's short sales will not be available to use for redemptions. The Fund will not make a short sale if, after giving effect to the sale, the market value of all securities sold short would exceed 100% of the value of the Fund's net assets.

    MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the risk that the Adviser will make poor stock selections. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Adviser will produce the desired results. In some cases, certain investments may be unavailable or the Adviser may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to the Fund.

    The Fund will lose money if the Adviser fails to purchase, sell or sell short different stocks such that the securities in the Fund's long portfolio, in the aggregate, outperform the securities in the Fund's short portfolio. In addition, management risk is heightened for the Fund because the Adviser could make poor stock selections for both the long and the short portfolios.

    MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that the Adviser will fail to construct a portfolio of long and short positions that has limited exposure to general equity market risk, specific capitalization ranges and certain other risk factors.

    STYLE RISK. This is the risk that, although it attempts to maintain approximately equal weight in value stocks in its long and short portfolios, the Fund's performance will still exhibit a sensitivity to the value-growth cycle within the U.S. equity markets because the Adviser's risk control policy has not yielded a perfectly style-neutral portfolio.

    PORTFOLIO TURNOVER. The consideration of portfolio turnover will not constrain the Adviser's investment decisions. The Fund is actively managed and, in some cases, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions or transaction costs. Such costs will reduce the Fund's return. A higher portfolio turnover rate may also result in the realization of substantial net short-term gains, which are taxable as ordinary income to shareholders when distributed.

           CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

    The Fund has the flexibility to invest, within limits, in a variety of instruments designed to enhance its investment capabilities. A brief description of certain of these investment instruments and the risks associated with them appears below. You can find more detailed information in the Trust's Statement of Additional Information.

    CERTAIN HOLDINGS. To meet redemption requests or for investment purposes, the Fund may temporarily hold a portion of its assets in full faith and credit obligations of the United States government (E.G., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (specifically, rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing.

    In connection with these holdings, the Fund may be subject to interest rate risk and credit risk. Interest rate risk is the risk that changes in interest rates will adversely affect the value of the Fund's debt securities. Debt securities constitute obligations of an issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of such securities to decline. Even the highest quality debt securities, including U.S. Government securities, are subject to interest rate risk.

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    Credit risk is the risk that the issuer or the guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. As noted above, however, the Fund will hold debt securities only of issuers with high credit ratings.

    STOCK INDEX FUTURES. A stock index futures contract (an "Index Future") is a contract to buy an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. The Fund will realize a loss if the value of an Index Future declines between the time the Fund purchases it and the time it sells it and may realize a gain if the value of the Index Future rises between such dates.

    In connection with the Fund's investment in common stocks, the Fund may invest in Index Futures while the Adviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase. The Fund may also invest in Index Futures when the Adviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund, pending investment in such stocks when they do become available. Through the use of Index Futures, the Fund may maintain a portfolio with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit the Fund to avoid potential market and liquidity problems (driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by the Fund. The Fund may also use Index Futures in order to hedge its equity positions.

    In contrast to purchases of a common stock, no price is paid or received by the Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the particular index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market."

    The Fund may close out a futures contract purchase by entering into a futures contract sale. This will operate to terminate the Fund's position in the futures contract. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

    The Fund's use of Index Futures involves risk. Positions in Index Futures may be closed out by the Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Futures contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such events, it may not be possible for the Fund to close its futures contract purchase, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The futures market may also attract more speculators than do the securities markets, because deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Increased participation by speculators in the futures market may also cause price distortions. In addition, the price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market disturbances.

    Further, the ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. There is no assurance that a liquid secondary market will exist for any particular option or at any particular time.

    The Fund will not purchase Index Futures if, as a result, the Fund's initial margin deposits on transactions that do not constitute "bona fide hedging" under relevant regulations of the Commodities Futures Trading Commission would be greater than 5% of the Fund's total assets. In addition to margin deposits, when the Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash, U.S. government securities or other high grade liquid securities in a segregated account with its custodian in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government, and there is a risk that the seller may fail to repurchase the underlying security. There is a risk, therefore, that the seller will fail to honor its repurchase obligation. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, and (b) inability to enforce rights and the expenses involved in attempted enforcement.

    LOANS OF PORTFOLIO SECURITIES. The Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. government securities at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser to be of relatively high credit standing.

    ILLIQUID SECURITIES. The Fund may purchase "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to the purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

    FOREIGN INVESTMENTS. Although the Fund invests primarily in securities principally traded in U.S. markets, the Fund may buy, or engage in short sales with respect to, stocks of foreign companies that trade on U.S. markets. Investments in securities of foreign issuers involve certain risks that are less significant for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including currency blockage). The Fund may be unable to obtain and enforce judgments against foreign entities, and issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. Also, the securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies.

  PERFORMANCE INFORMATION FROM THE ADVISER'S OTHER LONG/SHORT EQUITY ACCOUNTS

    The Adviser also serves as adviser to other accounts (the "Other Long/Short Equity Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the Fund may be higher or lower than the performance of the Other Long/Short Equity Accounts. The performance information shown below is based on a composite of all of the accounts of the Adviser and its predecessor with investment objectives, policies and strategies that are substantially similar to those of the Fund and has been adjusted to give effect to the estimated annualized net expenses (without giving effect to any expense waivers or reimbursements) of the Fund during its first fiscal year. All but one of the Other Long/ Short Equity Accounts were not registered under the 1940 Act and therefore were not subject to certain investment restrictions imposed by the 1940 Act. If those Other Long/Short Equity Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, all but one of the Other Long/Short Equity Accounts were not subject to Subchapter M of the Internal Revenue Code. If those Other Long/Short Equity Accounts had been subject to Subchapter M, their performance might have been adversely affected. In addition, separate account fees and charges will be charged by the insurance company to investor accounts. These fees and charges would have adversely affected an investor's return on the Other Long/Short Equity Accounts. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Class 1 Shares. Class 2 Shares of the Fund have a higher expense ratio than Class 1, and therefore if the returns of the Other Long/Short Equity Accounts were adjusted for the fees and expenses of the Class 2 Shares they would be lower than those shown in the bar chart.

    The bar chart and table below show:

    - CHANGES IN THE OTHER LONG/SHORT EQUITY ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LAST TEN YEARS OF THE OTHER LONG/SHORT EQUITY ACCOUNT COMPOSITE; AND

    - HOW THE OTHER LONG/SHORT EQUITY ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND TEN YEARS OF THE OTHER LONG/SHORT EQUITY ACCOUNT COMPOSITE COMPARE TO THOSE OF 3-MONTH U.S. TREASURY BILLS.

YEARLY PERFORMANCE (%) -- OTHER LONG/SHORT EQUITY ACCOUNTS (ADJUSTED FOR FEES
  AND NET EXPENSES OF CLASS 1 SHARES)*

                            [GRAPHIC TO BE SUPPLIED]

------------------------

* For the period January 1, 2003 through March 31, 2003, the aggregate (non-annualized) total return of the Other Long/Short Equity Accounts was
    [    ]% (based on fees and net expenses of Class 1 Shares).

    During all periods shown in the bar graph, the Other Long/Short Equity
Accounts' highest quarterly return was [    ]%, for the quarter ended
[        ], and their lowest quarterly return was [    ]%, for the quarter ended
        .

PERFORMANCE TABLE

    This table shows how the Other Long/Short Equity Accounts' performance compares with the returns of 3-month U.S. Treasury Bills.

   AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002) [TO BE
                                   SUPPLIED]

                                                              PAST ONE   PAST FIVE   PAST TEN
                                                                YEAR       YEARS      YEARS
                                                              --------   ---------   --------
Other Long/Short Equity Accounts (adjusted for the fees and
  expenses of Class 1 Shares)...............................
Other Long/Short Equity Accounts (adjusted for the fees and
  expenses of Class 2 Shares)...............................

3-month U.S. Treasury Bills*................................

------------------------

* An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not bear the risk of losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

    The Adviser will reduce its management fee and bear certain expenses until further notice (and in any event at least until December 31, 2005) to limit the Fund's total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) pursuant to a Fee Limitation Agreement. If the current limitation were used in calculating the average annual total return of the composite of the Adviser's
Other Long/Short Equity Accounts, the returns would have been [    ]%, [    ]%
and [    ]% for the one-year, five-year and ten-year periods ending
December 31, 2002.

    There have been two modifications to the Adviser's long/short equity accounts strategy in the past ten years. First, the Adviser's predecessor incorporated its Earnings Change Model and Investor Sentiment Model into its long/short equity strategy in October 1992 and April 1993, respectively. The second enhancement to the Adviser's long/short equity strategy occurred in October 1998 when the Adviser's predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Near-Term Prospects Model. See "The Adviser's General Investment Philosophy--Stock Selection." Despite these enhancements to the Adviser's long/short equity strategy, the Fund will have investment objectives, policies and strategies substantially similar to those of the Other Long/Short Equity Accounts.

                  THE ADVISER'S GENERAL INVESTMENT PHILOSOPHY

    The Adviser uses a quantitative stock selection process for the Fund, through which it seeks to outperform the benchmark while diversifying investment risk across the Fund's holdings. In seeking to outperform the Fund's designated benchmark, the Adviser also attempts to control risk in the Fund's portfolio relative to the securities constituting the benchmark. Since the Fund is substantially invested in equities at all times, the Adviser does not seek to earn an extraordinary return by timing the market.

INVESTMENT PHILOSOPHY

    The Adviser's investment strategy is based on the belief that stock prices imperfectly reflect the present value of the expected future earnings of companies or their "fundamental values." The Adviser believes that market prices will converge towards fundamental values over time, and that therefore, if the Adviser can accurately determine fundamental value and can apply a disciplined investment process to select those stocks that are currently undervalued (in the case of purchases) or overvalued (in the case of short sales), the Adviser will outperform the Fund's benchmark over time.

    The premise of the Adviser's investment philosophy is that there is a link between the price of a stock and the underlying financial and operational characteristics of the company. In other words, the price reflects the market's assessment of how well the company is positioned to generate future earnings and/or future cash flow. The Adviser identifies and purchases those stocks that are undervalued (they are currently cheaper than similar stocks with the same characteristics) and sells or engages in short sales with respect to those stocks that are overvalued (they are currently more expensive than similar stocks with the same characteristics). The Adviser believes that the market will recognize the "better value" and that the mispricings will be corrected as the stocks in the Fund's portfolios are purchased or sold by other investors.

    In determining whether or not a stock is attractive, the Adviser estimates the company's current estimated fundamental value, changes in the company's future earnings and investor sentiment toward the stock. The Adviser identifies and causes the Fund to purchase an undervalued stock and to hold it in the Fund's portfolio until the market recognizes and corrects for the mispricings. Conversely, the Adviser identifies and causes the Fund to sell or sell short an overvalued stock.

DECISION PROCESS

    The Adviser's decision process is a continuum. Its research function develops models that analyze the more than 14,000 securities in the global universe. These models include analyses of both fundamental data and historical price performance. The portfolio management function optimizes the portfolio's composition, executes trades, and monitors performance and trading costs.

    The essence of the Adviser's approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include:
(1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and
(3) insightful definitions of similar businesses. The Adviser assimilates, checks and structures the input data on which its models rely. The Adviser believes that with correct data, the recommendations made by the system will be sound.

STOCK SELECTION

    Fundamental valuation of stocks is key to the Adviser's investment process, and the heart of the valuation process lies in the Adviser's proprietary Appraisal Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Appraisal Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese companies) are analyzed in a nearly global model, which includes the United States and Canada as a further basis for comparative valuation, but which excludes Japan. Japanese companies are analyzed in an independent national model. The Appraisal Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.

    An important feature of the Appraisal Model is the classification of companies into one or more of 170 groups of "similar" businesses. Each company is broken down into its individual business segments. Each segment is compared with similar segments of other companies doing business in the same geographical market and, in most cases, in different markets. The Adviser appraises the company's assets, operating earnings and sales within each business segment, using the market's valuation of the relevant category of business as a guide where possible. The Adviser then puts the segment appraisals together to create balance sheet, income statement, and sales valuation models for each total company, while adjusting the segment appraisals to reflect variables which apply only to the total company, such as taxes, capital structure, and pension funding.

    The Adviser's proprietary Near-Term Prospects Model attempts to predict the earnings change for companies over a one-year period. This Model examines, among other things, measures of company profitability, measures of operational efficiency, analysts earnings estimates and measures of investor sentiment, including broker recommendations, earnings surprise and prior market performance. In different markets around the world, the Adviser has different levels of investor sentiment data available and observes differing levels of market response to the model's various predictors.

    The Adviser combines the results of the Near-Term Prospects Model with the results of the Appraisal Model to determine the attractiveness of a stock for purchase or sale.

OPTIMIZATION

    The Adviser's portfolio optimization system attempts to construct a Fund portfolio that will outperform the benchmark. The optimizer simultaneously considers both the recommendations of the Adviser's stock selection models and the risks in determining portfolio transactions. As a general rule, no transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.

TRADING

    The Adviser's trading system aggregates the recommended transactions for a Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs, and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades.

    In the United States, the network arrangements the Adviser has developed with Instinet Matching System (IMS) and Portfolio System for Institutional Trading (POSIT) facilitate large volume trading with little or no price disturbance and low commission rates.

    The Adviser uses accommodative trading, which allows institutional buyers and sellers of stock to present the Adviser with their "interest" lists electronically each morning. Any matches between the inventory that the brokers have presented and the Adviser's own recommended trades are signaled to the Adviser's traders. Because the broker is doing agency business and has a client on the other side of the trade, the Adviser expects the other side to be accommodative in setting the price. The Adviser's objective in using this system is to execute most trades on the Adviser's side of the bid/ask spread so as to minimize market impact.

    Package trades further allow the Adviser to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

    The Adviser continuously monitors trading costs to determine the impact of commissions and price disturbances on the Fund's portfolio.

                                FUND MANAGEMENT

    The Trust's trustees oversee the general conduct of the business of the Trust and the Fund.

INVESTMENT ADVISER

    AXA Rosenberg Investment Management LLC is the Fund's investment adviser. The Adviser's address is Four Orinda Way, Building E, Orinda, CA 94563. The Adviser is responsible for making investment decisions for the Fund and managing the Fund's other affairs and business, subject to the supervision of the Board of Trustees. The Adviser provides investment advisory services to a number of institutional investors as well. The Fund will pay the Adviser a management fee for these services equal to [1.5]% of its average daily net assets on a quarterly basis. The Adviser has entered into a Fee Limitation Agreement to reduce its management fee and bear certain expenses until December 31, 2005 to limit the Fund's total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to the Adviser during the next three fiscal years to the extent that the repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.

PORTFOLIO MANAGERS

    Management of the Fund's portfolio is overseen by the Adviser's executive officers who are responsible for design and maintenance of the Adviser's investment system, and by a portfolio manager who is responsible for research and monitoring each Fund's characteristic performance against the relevant benchmark and for monitoring cash balances.

    Dr. Kenneth Reid, Thomas Mead and Kathryn McDonald, the portfolio manager, are responsible for the day-to-day management of the Fund's portfolio. Dr. Reid has been employed by the Adviser or its predecessor since 1985, and Mr. Mead has been employed by the Adviser or its predecessor since 1989. Ms. McDonald joined the Adviser in 1999 as a senior long/short equity strategy analyst. From 1996 to 1999, she served as Assistant Portfolio Manager for BARRA RogersCasey Asset Services Group. She received a B.S. from Willamette University in 1992 and an M.I.M. from Thunderbird, The American Graduate School of International Management, in 1994.

EXECUTIVE OFFICERS

    The biography of each of the executive officers of the Adviser is set forth below. Kenneth Reid is also a Trustee of the Trust.

    KENNETH REID. Dr. Reid is the Global Chief Investment Officer of the Adviser. His work is focused on the design and estimation of the Adviser's valuation models and he has primary responsibility for analyzing the empirical evidence that validates and supports the day-to-day recommendations of the Adviser's securities valuation models. Patterns of short-term price behavior discussed by Dr. Reid as part of his Ph.D. dissertation have been refined and incorporated into the Adviser's proprietary valuation and trading systems.

    Dr. Reid earned both a B.A. degree (1973) and an M.D.S. (1975) from Georgia State University, Atlanta. In 1982, he earned a Ph.D. from the University of California, Berkeley, where he was awarded the American Bankers Association Fellowship. From 1981 until June 1986, Dr. Reid worked as a consultant at

BARRA in Berkeley, California. His responsibilities included estimating multiple-factor risk models, designing and evaluating active management strategies, and serving as an internal consultant on econometric matters in finance. From 1986 to 1998, Dr. Reid was a general partner of Rosenberg Institutional Equity Management, the predecessor company to the Adviser.

    WILLIAM RICKS. Dr. Ricks is the Chief Executive Officer and Chief Investment Officer of the Adviser. His primary responsibilities are the various aspects of the investment process: trading, operations, portfolio engineering, and portfolio construction. He is responsible for the implementation of the investment strategies that are designed by the Research Center.

    Dr. Ricks earned a B.S. from the University of New Orleans, Louisiana and a Ph.D. from the University of California, Berkeley in 1980. He worked as a senior accountant for Ernst & Ernst in New Orleans from 1974 to 1976. He was a financial and managerial accounting instructor at the University of California, Berkeley from 1978 to 1979, after which he was an associate professor of finance and accounting at Duke University until 1989. From 1989 to 1998, he was a research associate, a portfolio engineer and the Director of Accounting Research at Rosenberg Institutional Equity Management, the predecessor company to the Adviser.

    THOMAS MEAD. Mr. Mead is the Managing Director of the Barr Rosenberg Research Center LLC. He has oversight responsibilities for the Adviser's security valuation and portfolio optimization systems used to manage the Fund and for the implementation of the decisions developed therein. In addition to his oversight role within the Research Center, his focus is primarily on modeling.

    Mr. Mead earned an A.B. from Indiana University, Bloomington in 1973 and an M.A. in Economics from Brown University, Providence, Rhode Island, in 1975. He worked as an economist and a fixed income manager for Allendale Insurance in Providence, Massachusetts from 1977 to 1982, after which he was Managing Director of Cambridge Associates in Boston until 1989. From 1989 to 1998, he was a research associate at Rosenberg Institutional Equity Management, the predecessor company to the Adviser, where his responsibilities included portfolio engineering and client service.

INDEPENDENT TRUSTEES

    William F. Sharpe, Nils H. Hakansson and Dwight M. Jaffee are the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Adviser.

    Dr. Sharpe is the STANCO 25 Professor of Finance at Stanford University's Graduate School of Business. He is best known as one of the developers of the Capital Asset Pricing Model, including the beta and alpha concepts used in risk analysis and performance measurement. He developed the widely-used binomial method for the valuation of options and other contingent claims. He also developed the computer algorithm used in many asset allocation procedures. Dr. Sharpe has published articles in a number of professional journals. He has also written six books, including PORTFOLIO THEORY AND CAPITAL MARKETS, (McGraw-Hill,
1970), ASSET ALLOCATION TOOLS, (Scientific Press, 1987), FUNDAMENTALS OF INVESTMENTS (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall, 1993) and INVESTMENTS (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall,
1995). Dr. Sharpe is a past President of the American Finance Association. He is currently Chairman of Financial Engines Incorporated, an on-line investment advice company. He has also served as consultant to a number of corporations and investment organizations. He received the Nobel Prize in Economic Sciences in 1990.

    Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published a number of articles in academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Service Corporation and of Theatrix Interactive, Inc. He is also a Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.

    Professor Jaffee is the Willis H. Booth Professor of Banking and Finance at the Haas School of Business, University of California, Berkeley. He was previously a Professor of Economics at Princeton University for many years, where he served as the Vice Chairman of the faculty. At Berkeley, he serves on a continuing basis as the Co-chairman of the Fisher Center for Real Estate and Urban Economics and as the Director of the UC Berkeley-St. Petersburg University (Russia) School of Management Program. He has been a Visiting Professor at many Universities around the world, most recently at the University of Aix/ Marseille in France and at the European University in Florence Italy. Professor Jaffee has authored five books and numerous articles in academic and professional journals. His research has focused on three key financial markets: business lending, real estate finance, and catastrophe insurance. His current research is focused on methods for securitizing real estate finance and catastrophe insurance risks, and on the impact of international trade on the U.S. computer industry. He has served on the editorial boards of numerous academic journals, and has been a consultant to a number of U.S. government agencies and to the World Bank. In the past, Professor Jaffee has been a member of the Board of Directors of various financial institutions, including the Federal Home Loan Bank of New York.

                                MULTIPLE CLASSES

    The Fund offers two classes of shares to investors, with eligibility for purchase depending on the amount invested in the Fund. The two classes of shares are Class 1 Shares and Class 2 Shares. The following table sets forth basic investment and fee information for each class. [TO BE SUPPLIED]

                                                                                         ANNUAL
                                                                                      DISTRIBUTION
                                                                                          AND
                                                          MINIMUM FUND   SUBSEQUENT   SHAREHOLDER
NAME OF CLASS                                              INVESTMENT    INVESTMENT   SERVICE FEE
-------------                                             ------------   ----------   ------------
Class 1.................................................
Class 2.................................................

    The offering price of Fund shares is based on the net asset value per share next determined after an order is received. See "Purchasing Fund Shares," "How the Fund Prices its Shares -- Determination of Net Asset Value" and "Redemption of Shares."

                         HOW THE FUND PRICES ITS SHARES

    The price of the Fund's shares is based on its net asset value as next determined after receipt of a purchase order in good order. See "Determination of Net Asset Value."

    For purposes of calculating the purchase price of Fund shares, if it does not reject a purchase order, the Trust considers an order received on the day that it receives a check or money order on or before 4:00 p.m., New York Time. If the Trust receives the payment after the deadline, it will base the purchase price of Fund shares on the next determination of net asset value of Fund shares.

    The Trust reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject purchase orders when the Adviser believes that suspension or rejection would be in the best interests of the Trust.

    Purchases of the Fund's shares may be made in full or in fractional shares of the Fund calculated to three decimal places. In the interest of economy and convenience, the Trust will not issue certificates for shares.

DETERMINATION OF NET ASSET VALUE

    The net asset value of each class of shares of the Fund will be determined once on each day on which the New York Stock Exchange is open as of 4:00 p.m., New York time. Shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The net asset value per share of each class of the Fund is determined by dividing the particular class's proportionate interest in the total market value of the Fund's portfolio investments and other assets, less any applicable liabilities, by the total outstanding shares of that class of the Fund. The Fund's liabilities are allocated among its classes. Specifically, the total of such liabilities allocated to a particular class, plus that class's distribution and shareholder service expenses, if any, and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets. The resulting amount for each class is divided by the number of shares of that class outstanding to produce the "net asset value" per share.

    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price or the most recent quoted ask price, as applicable, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees of the Trust or by persons acting at their direction. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the New York Stock Exchange close.

                             PURCHASING FUND SHARES

    Only a separate account of an insurance company which participates in Fund investments may purchase shares of the Fund. You may buy shares of the Fund only through your policy or contract with a participating insurance company. You should read this prospectus in conjunction with the prospectus or other disclosure documents of the separate account of the specific insurance product which accompanies this prospectus. Please note minimum initial investment requirements for each class as set forth above under "Multiple Classes."

DISTRIBUTOR

    Class 1 and Class 2 Shares of the Fund are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor's principal offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

    Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Class 2 Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class 2 Shares of the Trust, shares of such class are subject to an annual distribution and shareholder service fee (the "Distribution and Shareholder Service Fee") in accordance with a Distribution and Shareholder Service

Plan (the "Distribution and Shareholder Service Plan") adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. Although the Distributor sells Class 1 Shares of the Fund, the Fund pays no fees to the Distributor in connection with such shares. Under the Distribution and Shareholder Service Plan, Class 2 Shares of the Fund will pay Distribution and Shareholder Service Fees up to 0.25% of the average daily net assets attributable to such shares.

    Expenses and services for which the Distributor may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor (or of participating or introducing brokers who engage in distribution of the Class 2 Shares, printing of prospectuses and reports for other than existing Class 2 shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to such shareholders. The Distribution and Shareholder Service Plan is of the type known as a "compensation" plan. This means that, although the Trustees are expected to take into account the expenses of the Distributor in their periodic review of the Distribution and Shareholder Service Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

                              REDEMPTION OF SHARES

    As a shareholder in the Fund, you have the right to ask the Fund at any time to redeem your shares, that is, buy your shares back from you. The Trust will redeem shares at the net asset value next determined after a redemption request is received. See "How the Fund Prices Its Shares -- Determination of Net Asset Value" and the prospectus or other disclosure documents of the separate account of the specific insurance product that accompanies this prospectus. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the Fund at the time of the redemption.

    The Fund reserves the right to redeem in kind. If the Adviser determines, in its sole discretion, that it would not be in the best interests of the remaining shareholders of the Fund to make a redemption payment to a Class 1 Shareholder wholly or partly in cash, the Fund may pay the redemption price of Class 1 Shares in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "How the Fund Prices its Shares -- Determination of Net Asset Value." Securities distributed by the Fund in kind will be selected by the Adviser in light of the Fund's objective and will not generally represent a PRO RATA distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any securities so received in payment of redemptions.

    The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

                                 DISTRIBUTIONS

    The Fund intends to distribute to its insurance company separate accounts as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards). The Fund will declare and pay distributions of its dividends and interest and distribute net short-term capital gains and net long-term gains all on an annual basis unless the Trustees determine that it should do so more frequently where permitted by applicable regulations.

SHAREHOLDER OPTIONS

    The Fund will pay all dividends and distributions in additional Fund shares at net asset value unless an election is made by a particular separate account to receive distributions in cash.

                                     TAXES

    The Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

    Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.

    In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund or a separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

    Fund investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. In that case, the Fund's yield on those securities would be decreased.

    The above information constitutes a general summary of the federal income tax consequences of investing in the Fund. Investors should ask their own tax advisers for more information on their own tax situations, including possible foreign, state or local taxes. Please refer to the prospectus or other disclosure documents for your separate account and variable contract for information regarding the federal income tax treatment of variable contracts in general and of distributions to your separate account in particular. See "Income Dividends, Distributions and Tax Status" in the Fund's Statement of Additional Information for more information on taxes.

    The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends. Many of the details of the proposal have not been specified, and the prospects for this proposal are unclear. Because the Fund's shares are expected to be owned in connection with variable annuity and variable life contracts, this proposal, should it be enacted, will likely not affect the tax discussion above.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

    The Trust is designed to serve and presently intends to serve as a funding vehicle for insurance company separate accounts associated with variable annuity contracts and variable life insurance policies. This means that participating insurance companies will invest money from separate accounts of various annuity contracts and life insurance policies in the Fund to provide for future benefits. You should consult the prospectus or other disclosure documents issued by the relevant insurance company for more information about a separate account.

    All shares of the Fund have identical voting rights. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and are entitled to receive the net assets of the Fund's portfolio upon liquidation. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders holding a majority of the outstanding shares may remove Trustees by votes cast in person or by proxy at a meeting of shareholders or by written consent.

    In the future, the Trust may offer shares of the Fund directly to qualified pension and profit-sharing plans.

    Although conflicts of interest could arise from the sale of Fund shares to variable annuity contract-owners and variable life insurance policy-owners of affiliated and unaffiliated insurance companies, the Trust currently does not foresee any related disadvantages to policy-owners and contract-owners. This is because the Trust offers its shares to separate accounts of various insurance companies only to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts of interest which may arise. Should such a conflict arise, the Trustees will determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

    The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

    Under certain circumstances, shareholders could be held personally liable for the obligations of the Trust. However, the Trust believes that the chance of resulting financial loss for a shareholder is remote since that type of liability may arise only in very limited circumstances.

                    BARR ROSENBERG VARIABLE INSURANCE TRUST
                      NOTICE OF PRIVACY POLICY & PRACTICES

Barr Rosenberg Variable Insurance Trust, on behalf of AXA Rosenberg VIT Value Long/Short Equity Fund, recognizes and respects the privacy expectations of our clients. We provide this notice to you so that you will know what kinds of information we collect about our clients and the circumstances in which that information may be disclosed to third parties that are not affiliated with the Fund.

COLLECTION OF CLIENT INFORMATION

We collect nonpublic personal information about our clients from the following sources:

    - ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a client's name, address, social security number, and information about a client's investment goals and risk tolerance;

    - ACCOUNT HISTORY, including information about the transactions and balances in a client's accounts; and

    - CORRESPONDENCE, written, telephonic or electronic between a client and the Fund or service providers to the Fund.

DISCLOSURE OF CLIENT INFORMATION

We may disclose the client information we collect to third parties that are not affiliated with the Fund:

    - as permitted by law -- for example, with service providers who maintain or service shareholder accounts for the Fund or to a shareholder's broker or agent; and

    - to perform marketing services on behalf of the Fund or pursuant to a joint marketing agreement with Barr Rosenberg Funds Distributor, Inc., the Fund's distributor, or another financial institution that is an affiliate of AXA Rosenberg Investment Management LLC, the Fund's investment adviser.

SECURITY OF CLIENT INFORMATION

We require service providers to the Fund:

    - to maintain policies and procedures designed to assure only appropriate access to, and use of information about clients of the Fund; and

    - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of clients of the Fund.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former client of the Fund.

FOR MORE INFORMATION ABOUT THE FUND:
STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides additional information about the Fund. It is incorporated by reference into this prospectus and is legally a part of this prospectus.

You may review and copy, for a fee, information regarding the Fund by writing to the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain reports and other information about the Funds for free from the EDGAR database on the Commission's website at http://www.sec.gov. You can get free copies of the SAI, request other information about the Fund or make shareholder inquiries by contacting the Fund at:

Barr Rosenberg Variable Insurance Trust
P.O. Box 182495
Columbus, Ohio 43219-2495
1.800.447.3332


Adviser
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, CA 94563

Administrator, Transfer and Dividend Paying Agent
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Custodian of Assets
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Independent Accountants
[Name and address
to be supplied]

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110


Investment Company Act File No. 811-08759

                      BARR ROSENBERG VARIABLE INSURANCE TRUST

                   AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                        STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2003

     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to and should be read in conjunction with the prospectus of the AXA Rosenberg VIT Value Long/Short Equity Fund of Barr Rosenberg Variable Insurance Trust dated May 1, 2003 (the "Prospectus"). You may obtain a copy of the Prospectus from Barr Rosenberg Variable Insurance Trust, 3435 Stelzer Road, Columbus, Ohio 43219.

                                  TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . . . . 3

PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .  4

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS . . . . . . . . . . . . . . . . 6

MANAGEMENT OF THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . ..8

INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . . . . . . . . .11

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . .14

TOTAL RETURN CALCULATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .15

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES . . . . . . . . . . . . . . .17

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . .19

PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . .20

                        INVESTMENT OBJECTIVES AND POLICIES

     The investment objective and policies of the AXA Rosenberg VIT Value Long/Short Equity Fund (the "Fund") of Barr Rosenberg Variable Insurance Trust (the "Trust") are summarized in the Prospectus under the heading "Risk/Return Summary" and described in more detail in the Prospectus under the headings "Investment Objectives and Principal Investment Strategies" and "Principal Risks."

     The following is an additional description of certain investments of the Fund.

    INDEX FUTURES. An index futures contract (an "Index Future") is a contract to buy or sell an integral number of units of an Index at a specified future date at a price agreed upon when the contract is made. A unit is the value of the relevant index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index.

    Index Futures can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, September and December. The Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day.

    Upon entering into a futures contract, the Fund will be required to deposit initial margin with its custodian in a segregated account in the name of the futures broker. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when the Fund has purchased an Index Future and the price of the relevant index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an Index Future and the price of the relevant index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

    The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and the futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.

     SHORT SALES. The Fund will seek to realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.
 The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

    NOTICE ON SHAREHOLDER APPROVAL. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed without shareholder approval.

                                PORTFOLIO TURNOVER

     A change in securities held by the Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover is not a limiting factor with respect to investment decisions. As disclosed in the Prospectus, high portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders of the Fund. To the extent that portfolio turnover results in the realization of new short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.

                             INVESTMENT RESTRICTIONS

     Without a vote of the majority of the outstanding voting securities of the Fund, the Trust will not take any of the following actions with respect to the
Fund:

          (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes or for payments of variation margin. Such borrowings will be repaid before any additional investments are purchased. Short sales and related borrowings of securities are not subject to this restriction.

          (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction 1 above. (For the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. Collateral arrangements with respect to swaps and other derivatives are also not deemed to be a pledge or other encumbrance of assets.)

          (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

          (4) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

          (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, the Fund may be deemed to be an underwriter under federal securities laws.

          (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

          (7) Concentrate more than 25% of the value of its total assets in any one industry.

          (8) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or by an exemptive order issued by the Securities and Exchange Commission.

          (9) Purchase or sell commodities or commodity contracts except that each of the Funds may purchase and sell stock index and other financial futures contracts and options thereon.

          (10) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities.

          (11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (2) above; any borrowing permitted by restriction (1) above; short sales permitted by restriction (4) above; any collateral arrangements with respect to short sales, swaps, options, future contracts and options on future contracts and with respect to initial and variation margin; and the purchase or sale of options, future contracts or options on future contracts.)

          (12) With respect to 75% of its total assets, invest in a security if, as a result of such investment, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

     Notwithstanding the latitude permitted by Restriction 9 above, the Fund has no current intention of purchasing interest rate futures.

    It is contrary to the present policy of the Fund, which may be changed by the Trustees of the Trust without shareholder approval, to:

          (a) Invest in warrants or rights (other than warrants or rights acquired by the Fund as a part of a unit or attached to securities at the time of purchase).

          (b) Write, purchase or sell options on particular securities (as opposed to market indices).

          (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

          (d) Make investments for the purpose of exercising control of a company's management.

          (e) Invest in (a) securities which at the time of investment are not readily marketable and (b) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in such securities.

     Unless otherwise indicated, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Regardless of such policy, if the Fund borrows an amount such that the asset coverage of its borrowing is less than 300 percent, then, within three days (not including Sundays and holidays) or such longer period as the Securities and Exchange Commission may prescribe through rules and regulations, the Fund will reduce the amount of its borrowings so that asset coverage is at least 300 percent.

     The phrase "shareholder approval," as used in the Prospectus and herein, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                   INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     The tax status of the Fund and the distributions which it may make are summarized in the Prospectus under the headings "Distributions" and "Taxes." The Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other RICs, and other securities limited generally with respect to any one issuer to a value not more than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and, the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To the extent the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

     If the Fund failed to qualify under Subchapter M as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

     In order to avoid an excise tax imposed on certain underdistributed amounts, the Fund must distribute prior to each calendar year end without regard to the Fund's fiscal year end (i) 98% of the Fund's ordinary income,
(ii) 98% of the Fund's capital gain net income for the one-year period ending on October 31 (or later if the Fund is permitted and so elects), and
(iii) any retained amount from the prior year. A dividend paid to shareholders by the Fund in January of a year is generally deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a day in October, November or December of that preceding year.

     Section 817(h) of the Code requires that the investments of a segregated asset account (a "Separate Account") of an insurance company be "adequately diversified" as provided therein or in accordance with U.S. Treasury Regulations in order for the account to serve as the basis for variable annuity contracts ("VA contracts") or variable life insurance policies ("VLI policies"). The Fund intends to comply with applicable requirements so that the Fund's investments are "adequately diversified" for this purpose.
Section 817(h) and the U.S. Treasury Regulations issued thereunder provide the manner in which a segregated asset account will treat investments in a RIC for purposes of the diversification requirements. If the Fund satisfies certain conditions, a Separate Account owning shares of the Fund will be treated as owning multiple investments consisting of the Separate Account's proportionate share of each of the assets of the Fund. The Fund intends to satisfy these conditions so that the shares of the Fund owned by a segregated asset account of an insurance company depositor will be treated as multiple investments. If, however, the Fund is not "adequately diversified" within the meaning of Section 817(h) of the Code, the VA contracts and VLI policies supported by the Fund may not be treated as annuity or life insurance contracts, as the case may be, for any period (or subsequent period) during which the Fund is not "adequately diversified."

     Assuming that the Separate Accounts meet the requirements of Section 817, distributions from the Fund will not be subject to federal income tax currently on dividends or distributions from the Fund. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

     Certain investment and hedging activities of the Fund, including transactions in options, futures contracts, straddles, swaps, short sales, or other similar transactions, will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding period of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions.

     Investment by the Fund in an entity that is a "passive foreign investment company" ("PFIC") under the Code could subject the Fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment and on the proceeds from the disposition of the investment; however, these tax effects may be mitigated by making an election to mark such investments to market annually or by electing to treat a PFIC as a "qualified electing fund."

     The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends. Many of the details of the proposal have not been specified, and the prospects for this proposal are unclear. Because the Fund's shares are expected to be owned in connection with variable annuity and variable life contracts, this proposal, should it be enacted, will likely not affect the tax discussion above.

     THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. PLEASE REFER TO THE PROSPECTUS OR OTHER DISCLOSURE DOCUMENTS FOR THE SEPARATE ACCOUNTS AND THE VARIABLE CONTRACT FOR INFORMATION REGARDING THE FEDERAL INCOME TAX TREATMENT OF VARIABLE CONTRACTS IN GENERAL AND DISTRIBUTIONS TO THE SEPARATE ACCOUNT IN PARTICULAR. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

                             MANAGEMENT OF THE TRUST

         The Trust's trustees oversee the general conduct of the Fund's business. Certain information concerning the Trustees is set forth below.

---------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS*                  PRINCIPAL                          NUMBER OF                    OTHER
AND AGE OF TRUSTEE              OCCUPATION(S)                      PORTFOLIOS IN FUND           DIRECTORSHIPS HELD
(TERM OF OFFICE AND             DURING PAST 5 YEARS                COMPLEX# OVERSEEN            BY TRUSTEE
LENGTH OF TIME SERVED**)                                           BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Kenneth Reid, ## 52 (5 years)   Global Chief Investment                  12                     None
                                Officer, AXA Rosenberg
                                Investment Management,
                                LLC, January 1999 to
                                present; General Partner
                                and Director of Research,
                                Rosenberg Institutional
                                Equity Management, June
                                1986 to December 1998.

Nils H. Hakansson, + 65         Sylvan C. Coleman                        12                     None
(5 years)                       Professor of Finance and
                                Accounting, Haas School of
                                Business, University of
                                California, Berkeley, July
                                1969 to present

Dwight M. Jaffee, + 59          Professor of Finance and                 12                     None
(4 years)                       Real Estate, Haas School
                                of Business, University of
                                California, Berkeley, July
                                1991 to present

William F. Sharpe, + 68         STANCO 25 Professor of                   12                     None
(5 years)                       Finance Emeritus, Stanford
                                University,  September
                                1999 to present; STANCO 25
                                Professor of Finance,
                                Stanford University,
                                September 1995 to
                                September 1999; Chairman,
                                Financial Engines
                                Incorporated (online
                                investment advice), March
                                1996 to present.
---------------------------------------------------------------------------------------------------------------------------

* The mailing address of each of the Trustees is c/o Barr Rosenberg Variable Insurance Trust, 3435 Stelzer Road, Columbus, OH 43219.

**   There is no stated term of office for the Trustees of the Trust.

# The Fund Complex consists of the Fund and eleven series of the Barr Rosenberg Series Trust.

## Dr. Reid is an "interested person," as defined in the 1940 Act, due to his position as Global Chief Investment Officer of AXA Rosenberg Investment Management LLC, the investment adviser to the Fund.

+    Member of the Audit Committee.

     The Trust has a standing Audit Committee. The members of the Audit Committee are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Trust's financial reporting process.

     The aggregate dollar range of securities in the Fund Complex owned by each Trustee is set forth below. [to be supplied]

-------------------------------------------------------------------------------
NAME OF TRUSTEE                           AGGREGATE DOLLAR RANGE OF EQUITY
                                          SECURITIES IN THE FUND COMPLEX* AS OF
                                          DECEMBER 31, 2002
-------------------------------------------------------------------------------
Kenneth Reid                              [to be supplied]

Nils H. Hakannson                         [to be supplied]

Dwight M. Jaffee                          [to be supplied]

William F. Sharpe                         [to be supplied]
-------------------------------------------------------------------------------

* The Fund Complex consists of the Fund and eleven series of the Barr Rosenberg Series Trust.

     Certain information concerning the Trust's officers is set forth below: [to be updated]

NAME AND ADDRESS* (AGE)          POSITION WITH THE TRUST           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------          --------------------------    --------------------------------------------------
Sara Donaldson (42)                    Clerk                   Global Services Coordinator and Paralegal, AXA
                                                               Rosenberg Global Services LLC, January 1999 to
                                                               present; Paralegal, Barr Rosenberg Investment
                                                               Management, September 1997 to December 1998;
                                                               Director of Marketing, MIG Realty Advisors, January
                                                               1996 to September 1997; Vice President, Liquidity
                                                               Financial Advisors, May 1985 to January 1996.

Po-Len Hew (36)                        Treasurer               [Director of Finance, AXA Rosenberg Global Services LLC,
                                                               January 1999 to present; Chief Financial Officer,
                                                               Rosenberg Institutional Equity Management, April 1994
                                                               to December 1998; Accounting Manager, Rosenberg Institutional
                                                               Equity Management, October 1989 to December 1998.]

Edward H. Lyman (58)                   Vice President          Chief Operating Officer, AXA Rosenberg Group LLC,
                                                               January 1999 to present; Chief Executive Officer,
                                                               AXA Rosenberg Global Services LLC, January 1999 to
                                                               present; Executive Vice President, Barr Rosenberg
                                                               Investment Management, Inc. and General Counsel to
                                                               the Rosenberg Group of companies, 1990 to present.

NAME AND ADDRESS* (AGE)          POSITION WITH THE TRUST           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------          --------------------------    --------------------------------------------------
Richard L. Saalfeld (58).......        President               President and Chief Executive Officer, AXA Rosenberg
                                                               Mutual Funds, a division of AXA Rosenberg Investment
                                                               Management LLC, January 1999 to present; President
                                                               and Chief Executive Officer of mutual fund unit of
                                                               Rosenberg Institutional Equity Management, June 1996
                                                               to December 1998; Consultant to Rosenberg
                                                               Institutional Equity Management, September 1995 to
                                                               May 1996; Chairman and Chief Executive Officer of
                                                               CoreLink Resources, Inc. (mutual fund marketing
                                                               organization), Concord, California, April 1993 to
                                                               1995; Consultant, December 1992 to March 1993.

Alaina V. Metz (35)............        Assistant Clerk         Chief Administrative Officer, BISYS Fund Services,
                                                               1995 to present.

------------

* The mailing address of each of the officers is c/o Barr Rosenberg Variable Insurance Trust, 3435 Stelzer Road, Columbus, OH 43219.

         The principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

         TRUSTEE COMPENSATION. The Trust pays the Trustees other than those who are interested persons of the Trust or Adviser an annual fee of [$_____] plus an additional fee for each meeting attended. The Trust does not pay any pension or retirement benefits for its Trustees. The Trust does not pay any compensation to officers or Trustees of the Trust other than those Trustees who are not interested persons of the Trust or Adviser. The following table sets forth information concerning the total compensation accrued and payable to each of the Trustees of the Trust or Adviser in the fiscal year ended December 31, 2002: [to be supplied]

                                                               PENSION OR
                                                               RETIREMENT        ESTIMATED
                                          AGGREGATE         BENEFITS ACCRUED      ANNUAL        TOTAL COMPENSATION FROM
                                      COMPENSATION FROM     AS PART OF FUND    BENEFITS UPON      REGISTRANT AND FUND
NAME OF PERSON, POSITION                  REGISTRANT           EXPENSES          RETIREMENT    COMPLEX* PAID TO DIRECTORS
-------------------------            ---------------------  ----------------  ---------------  --------------------------
Nils H. Hakansson, Trustee.........  [                   ]       [    ]           [    ]                 [    ]**
William F. Sharpe, Trustee.........  [                   ]       [    ]           [    ]                 [    ]**
Dwight M. Jaffee, Trustee..........  [                   ]       [    ]           [    ]                 [    ]**
Kenneth Reid, Trustee..............  [                   ]       [    ]           [    ]                 [    ]**

------------
* As of December 31, 2002, the Fund Complex consisted of eleven funds, all of which are series of the Barr Rosenberg Series Trust: the AXA Rosenberg U.S. Small Capitalization Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg Value Long/Short Equity Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the AXA Rosenberg Enhanced 500 Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg Global Long/Short Equity Fund, the AXA Rosenberg U.S. Discovery Fund, the AXA Rosenberg European Fund, the AXA Rosenberg U.S. Large Capitalization Fund, and the AXA Rosenberg U.S. Long/Short Equity Fund.

** Reflects fees accrued for the fiscal year regardless of the actual payment date.

         Messrs. Reid, Lyman and Saalfeld and Ms. Donaldson, each being an officer or employee of the Adviser or its affiliates, will each benefit from the management fees paid by the Trust to the Adviser, but receive no direct compensation from the Trust.


                       INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY CONTRACTS

     As disclosed in the Prospectus under the heading "Fund Management," under a management contract (the "Management Contract") between the Trust, on behalf of the Fund, and the Adviser, subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, the Adviser will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Adviser furnishes office space and equipment, provides certain bookkeeping and clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Adviser. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Adviser, at no cost, certain research, statistical and quotation services of value to the Adviser in advising the Trust or its other clients.

    The Fund has agreed to pay the Adviser a quarterly management fee at the annual percentage rate of the Fund's average daily net assets set forth in the Prospectus. The Adviser has informed the Trust that it will waive some or all of its management fees under the Management Contract and, if necessary, will bear certain expenses of the Fund until further notice but in any event at least through December 31, 2005 so that the Fund's total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) applicable to each class will not exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year. In addition, the Adviser's compensation under the Management Contract is subject to reduction to the extent that in any year the expenses of the Fund (including investment advisory fees but excluding taxes, portfolio brokerage commissions and any distribution and shareholder service expenses paid by a class of shares of the Fund pursuant to a distribution and shareholder service plan or otherwise) exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale.

    The Management Contract provides that the Adviser shall not be subject to any liability to the Trust or to any shareholder of the Trust in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder.

    The Management Contract will continue in effect for a period no more than one year from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser or the Trust, and by

(ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment and is terminable on not more than 60 days' notice by the Trust to the Adviser or by the Adviser to the Trust.

    In approving the Management Contract, the Trustees considered all information they deemed reasonably necessary to evaluate the terms thereof. The principal areas of review by the Trustees were [to be supplied]

    The Adviser is wholly owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled by AXA-IM Rose Inc. AXA-IM Rose Inc. is wholly owned by AXA-IM Holdings U.S. Inc. AXA-IM Holdings U.S. Inc. is wholly owned by AXA Investment Managers S.A., a French societe anonyme, which, in turn, is owned, collectively, by AXA Assurances IARD, S.A., a French societe anonyme, and AXA-UAP, a French holding company. AXA Assurances IARD, S.A. is owned, collectively, by AXA France Assurance, a French insurance holding company, and UAP Incendie Accidents, a French casualty and insurance company, each of which, in turn, is wholly owned by AXA-UAP. Finaxa, a French holding company, beneficially owns more than 25% of the voting securities ("Controls") of AXA-UAP. Mutuelles AXA, a group of four French mutual insurance companies, one of which Controls Finaxa, acting as a group, Controls both AXA-UAP and Finaxa. Each of these entities may be deemed a controlling person of the Adviser. [to be updated]

    As discussed in this Statement of Additional Information under the heading "Management of the Trust," Kenneth Reid is a Trustee of the Trust and the Global Chief Investment Officer of the Adviser. Dr. Reid, Barr M. Rosenberg and Marlis S. Fritz, the former general partners of Rosenberg Institutional Equity Management, the predecessor to the Adviser, may be deemed to be controlling persons of the Adviser as a result of their interests in AXA Rosenberg Group LLC, the parent of the Adviser.

    As noted in the Prospectus, the Fund will pay the Adviser a management fee, on a quarterly basis, totaling [1.50]% of its average daily net assets each year.

    ADMINISTRATIVE SERVICES. The Trust has entered into a Fund Administration Agreement with BISYS Fund Services Ohio, Inc. (the "Administrator") pursuant to which the Administrator provides certain management and administrative services necessary for the Fund's operations including: (i) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Fund. For these services, the Administrator is entitled to receive a fee, payable monthly, at the annual rate of [ ] of the average daily net assets of the Trust. The Trust's principal underwriter is an affiliate of the Administrator.

    The Trust has also entered into a Fund Accounting Agreement with BISYS Fund Services Ohio, Inc. (the "Fund Accountant") pursuant to which the Fund Accountant provides certain accounting services necessary for the Fund's operations. For these services, the Fund Accountant is entitled to receive
$[   ], plus an additional fee of $[    ] per additional class in the event
that new classes of shares are added to the Fund.

    DISTRIBUTOR AND DISTRIBUTION AND SHAREHOLDER SERVICE PLAN. As stated in the Prospectus under the heading "Purchasing Fund Shares -- Distributor," Class 1 Shares and Class 2 Shares of the Fund are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"). Under the Distributor's Contract between the Fund and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Fund and will purchase shares for resale only against orders for shares.

    Pursuant to the Distribution and Shareholder Service Plan (the "Plan") described in the Prospectus, in connection with the distribution of Class 2 Shares of the Fund and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class 2 Shares of the Fund, the Distributor receives certain distribution and shareholder service fees from the Fund. The Distributor may pay all or a portion of the distribution and service fees it receives from the Fund to participating and introducing brokers. The Fund pays no fees in connection with the distribution of Class 1 Shares.

    The Plan may be terminated with respect to Class 2 Shares by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distributor's Contract (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities of the Class 2
Shares class. Any change in the Plan that would materially increase the cost to Class 2 Shares requires approval by holders of Class 2 Shares. The Trustees of the Trust review quarterly a written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plan may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. For so long as the Plan is in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

    The Distributor's Contract may be terminated with respect to the Fund or Class 2 Shares thereof at anytime by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by the Fund or class and will terminate automatically, without the payment of any penalty, in the event of its assignment.

    The Plan and the Distributor's Contract will continue in effect with respect to Class 2 Shares for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares of the class, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

    If the Plan or the Distributor's Contract is terminated (or not renewed), it may continue in effect with respect to any class of the Fund as to which they have not been terminated (or have not been renewed).

    The Trustees of the Trust believe that the Plan will provide benefits to the Trust. The Trustees believe that the Plan will result in greater sales and/or fewer redemptions of Class 2 Shares although it is impossible to know for certain the level of sales and redemptions of the class that would occur in the absence of the Plan or under alternative distribution schemes. The Trustees believe that the effect on sales and/or redemptions benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to the Trust.

    The Plan is of the type known as a "compensation" plan. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CUSTODIAL ARRANGEMENTS

     Custodial Trust Company ("CTC"), Princeton, NJ 08540, is the Trust's custodian. As such, CTC holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, CTC receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.

INDEPENDENT ACCOUNTANTS

     The Trust's independent accountants are [                           ].
[                       ] conducts an annual audit of the Trust's financial
statements, assists in the preparation of the Trust's federal and state income tax returns and the Trust's filings with the Securities and Exchange Commission, and consults with the Trust as to matters of accounting and federal and state income taxation.

TRANSFER AND DIVIDEND-PAYING AGENT

     The Trust's administrator and transfer and dividend-paying agent is BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219.

CODES OF ETHICS

     Each of the Trust (on behalf of the Fund), the Adviser and the principal underwriter have adopted codes of ethics (each a "Code") under Rule 17j-1 of the 1940 Act. The Trust's Code permits personnel subject thereto to invest in securities, but not in securities that the Fund may purchase or hold. The Adviser's Code permits personnel subject thereto to invest in securities, subject to prior approval. The principal underwriter's Code permits personnel subject thereto to invest in securities, including securities that the Fund may purchase or hold, so long as the investment does not lead to an actual or potential conflict of interest.

                               PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

     The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of the Adviser are made by the Adviser with a view to achieving each client's investment objective. For example, a particular security may be purchased or sold on behalf of certain clients of the Adviser even though it could also have been purchased or sold for other clients at the same time.

     Likewise, a particular security may be purchased on behalf of one or more clients when the Adviser is selling the same security on behalf of one or more other clients. In some instances, therefore, the Adviser, acting for one client, may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected PRO RATA on the basis of cash available or other equitable basis so as to avoid any one account being preferred over any other account.

BROKERAGE AND RESEARCH SERVICES


     Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid for such securities usually includes an undisclosed dealer commission or mark up. In placing orders for the portfolio transactions of the Fund, the Adviser will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer.
Most of the foregoing are judgmental considerations.

     Over-the-counter transactions often involve dealers acting for their own account. It is the Adviser's policy to place over-the-counter market orders for the Fund with primary market makers unless better prices or executions are available elsewhere.

     Although the Adviser does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for the Fund, the Adviser will receive such services from brokers who are expected to handle a substantial amount of the Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Adviser uses such research in servicing other clients as well as the Trust.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and subject to such policies as the Trustees of the Trust may determine, the Adviser may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in that Act) to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

                              TOTAL RETURN CALCULATIONS

     The Fund computes its average annual total return by determining the average annual compounded rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in the class, according to the following formula:

                            P(1 + T) TO THE POWER OF n = ERV

     Where:

T    =    Average annual total return

ERV  =    Ending redeemable value of a hypothetical $1,000 payment made at the beginning of a period at the end of such period

P    =    A hypothetical initial payment of $1,000

n    =    Number of years

    The Fund computes its cumulative total return separately for its share classes by determining the cumulative rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class, according to the following formula:

  T   =   ERV-1,000
          ---------
          1,000

Where:

     T   =   Cumulative rate of return    ERV   =   Ending redeemable value
of a hypothetical $1,000 investment              made at the beginning of a
period at the end of such period.

     The calculation of average annual total return assumes that any dividends and distributions are reinvested immediately, rather than paid to the investor in cash. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

     Unlike bank deposits or other investments that pay a fixed yield or return for a stated period of time, the return for the Fund will fluctuate from time to time and does not provide a basis for determining future returns. Average annual total return is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses.

    Average annual total returns are calculated separately for Class 1 and Class 2 Shares of the Fund. Class 1 and Class 2 Shares are subject to different fees and expenses and may have different performance for the same period.

PERFORMANCE COMPARISONS

     Investors may judge the performance of the Fund by comparing it to the performance of other mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, MORNINGSTAR, INC., IBBOTSON ASSOCIATES, CDA/WIESENBERGER, THE NEW YORK TIMES, BUSINESS WEEK, U.S.A. TODAY, INSTITUTIONAL INVESTOR and other periodicals. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Fund may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers and to other institutions.

     From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles
(such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in the Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

                  DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

     The Trust is a diversified open-end management investment company and was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on March 2, 1998.


     A copy of the Trust's Agreement and Declaration of Trust dated March 1, 1998, as amended (the "Declaration of Trust"), is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year of the Trust ends on December 31. The Trust changed its name to "Barr Rosenberg Variable Insurance Trust" from "Barr Rosenberg Variable Trust" on March 27, 1998.

     Interests in the Trust's portfolios are currently represented by shares of one series, the AXA Rosenberg VIT Value Long/Short Equity Fund, issued pursuant to the Declaration of Trust. The rights of shareholders and powers of the Trustees of the Trust with respect to shares of the AXA Rosenberg VIT Value Long/Short Equity Fund are described in the Prospectus.

The Fund is divided into two classes of shares: Class 1 Shares and Class 2
Shares.

    Each class of shares of the Fund represents interests in the assets of the Fund and has identical dividend, liquidation and other rights and the same terms and conditions, except that expenses, if any, related to the distribution and shareholder servicing of a particular class are borne solely by such class and each class may, at the discretion of the Trustees of the Trust, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund.

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust.

     Because [                                                ], an affiliate
of the Adviser, provided the initial capital for the Fund, [      ] may be
deemed to control the Fund because it beneficially owns more than 25% of the Fund's shares. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be
approved without the affirmative vote of [       ], and it may be possible
for such matters to be approved by [        ] without the affirmative vote of
any other shareholder.

VOTING RIGHTS

     Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

    Each class of shares of the Fund has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution and shareholder service plan applicable to that class. All classes of shares of the Fund will vote together, except with respect to any distribution and shareholder service plan applicable to a class or when a class vote is required as specified above or otherwise by the 1940 Act.

     There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series, sub-series or classes of shares of any series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund is unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides for indemnification by the Trust of the Trustees and the officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that such Trustees are liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. In addition, the Adviser has agreed to indemnify each Trustee who is not "an interested person" of the Trust to the maximum extent permitted by the 1940 Act against any liabilities arising by reason of such Trustee's status as a Trustee of the Trust.


                          DETERMINATION OF NET ASSET VALUE

    As indicated in the Prospectus, the net asset value of each Fund share is determined on each day on which the New York Stock Exchange is open for trading. The Trust expects that the days, other than weekend days, that the New York Stock Exchange will not be open are New Year's Day, Martin Luther King's Day, President's Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day.

    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Futures contracts are valued by comparing the gain or loss by reference to the current settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees of the Trust or by persons acting at their direction using procedures that the Trustees have approved.

                         PURCHASE AND REDEMPTION OF SHARES

    The procedures for purchasing shares of the Fund and for determining the offering price of such shares are described in the Prospectus. [The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of (i) $250,000 or (ii) 1% of the total net asset value of the Trust at the beginning of such period. The procedures for redeeming shares of the Fund is described in the Prospectus.

    As described in the Prospectus, the Trust reserves the right, in its sole discretion, to reject purchase orders for shares of the Fund. As a general matter, the Trust expects that it will not accept purchase orders when the purchase price is to be paid by cash (in the form of actual currency), third party checks, checks payable in foreign currency, credit card convenience checks or traveler's checks.

                                       PART C.
                                 OTHER INFORMATION --
                   THE BARR ROSENBERG VIT MARKET NEUTRAL FUND ONLY


ITEM 23.  EXHIBITS.

     (a) (1) Agreement and Declaration of Trust of the Registrant -- incorporated by reference to the Registration Statement filed on April 20, 1998;

          (2) Amendment No. 1 to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to the Registration Statement filed on April 20, 1998;

          (3) Amendment No. 2 to Agreement and Declaration of Trust of the Registrant -- to be filed by amendment;

     (b) By-Laws of the Registrant --incorporated by reference to the Registration Statement filed on April 20, 1998;

     (c)  None;

     (d) Management Contract between the Registrant on behalf of its AXA Rosenberg VIT Value Long/Short Equity Fund and AXA Rosenberg Investment Management LLC -- to be filed by amendment;

     (e) Distributor's Contract between the Registrant and Barr Rosenberg Funds Distributor, Inc. -- to be filed by amendment;

     (f)  None;

     (g) (1) Custody Agreement between the Registrant and Custodial Trust Company -- incorporated by reference to Post-Effective Amendment No. 3 filed on April 16, 1999.

          (2) Special Custody Account Agreement among the Registrant, Custodial Trust Company and Bear, Stearns Securities Corp. -- incorporated by reference to Post-Effective Amendment No. 3 filed on April 16, 1999.

     (h) (1) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- to be filed by amendment;

          (2) Expense Limitation Agreement between AXA Rosenberg Investment Management LLC and the Registrant on behalf of the AXA Rosenberg VIT Value Long/Short Equity Fund -- to be filed by amendment;

          (3) Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- to be filed by amendment;

          (4) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- to be filed by amendment;

     (i)       Opinion of Ropes & Gray -- to be filed by amendment;

     (j)       None;

     (k)       None;

     (l)       None;

     (m) Distribution and Shareholder Service Plan for Class 2 Shares -- to be filed by amendment;

     (n)       Multi-Class Plan -- to be filed by amendment;

     (o)       Not Applicable;

     (p) (1) Code of Ethics of the Registrant -- incorporated by reference to Post-Effective Amendment No. 5 filed on May 1, 2000;

          (2) Code of Ethics of AXA Rosenberg Investment Management LLC, investment adviser to the Fund -- incorporated by reference to Post-Effective Amendment No. 5 filed on May 1, 2000;

          (3) Code of Ethics of BISYS Fund Services Ohio, Inc., principal underwriter to the Fund -- incorporated by reference to Post-Effective Amendment No. 5 filed on May 1, 2000;

     (q)       (i)       Power of Attorney of Po-Len Hew --incorporated by
                         reference to the Registration Statement filed on April
                         20, 1998;

               (ii) Power of Attorney of Nils H. Hakansson -- incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on October 30, 1998

               (iii) Power of Attorney of William F. Sharpe -- incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on October 30, 1998;

               (iv) Power of Attorney of Dwight M. Jaffee -- incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement filed on February 16, 1999;

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

          The Board of Trustees of Registrant is substantially similar to the Board of Trustees of other Funds advised by AXA Rosenberg Investment Management LLC. In addition, the officers of these Funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other Funds since the power residing in the respective boards and officers arises as the result of an official position with the respective Funds.

ITEM 25.  INDEMNIFICATION.

     (a)  Indemnification

          Article VIII of the Registrant's Agreement and Declaration of Trust reads as follows (referring to the Registrant as the "Trust"):

                                     ARTICLE VIII
                                   Indemnification

               SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

               SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

               SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term

          "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission), and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

               SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular Series of Shares of which he or she is or was a Shareholder.

     (b)  Insurance

          The Trust maintains Professional Liability Insurance for each of its directors and officers. [The Trust's policy is carried by the American International Specialty Lines Insurance Company and insures each director and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act, up to a maximum of $3,000,000.]

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

     AXA Rosenberg Investment Management LLC (the "Adviser") was organized as a limited liability company under the laws of the State of Delaware in 1998, and is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser provides investment advisory services to a substantial number of institutional investors and to the eleven series of Barr Rosenberg Series Trust, an open-end management investment company.


     Set forth below are the substantial business engagements during at least the past two fiscal years of each director or officer of the Adviser: [to be updated]

Name and Position with Adviser          Business and Other Connections

------------------------------          ------------------------------
Kenneth Reid                            Director, Barr Rosenberg Investment
Chief Executive Officer                 Management, Inc., 4 Orinda Way, Orinda,
                                        California, February 1990 to present;
                                        General Partner and Director of
                                        Research, Rosenberg Institutional Equity
                                        Management, June 1986 to December 1998.


William Ricks                           Director of Accounting Research,
Chief Investment Adviser                Portfolio Engineer and Research
                                        Associate, Rosenberg Institutional
                                        Equity Management, 1989 to 1998.


Thomas Mead                             [to be supplied]
Managing Director of Research Center

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) Barr Rosenberg Funds Distributor, Inc. (the "Distributor") is the principal underwriter of the Trust's [Class [1] Shares and ] Class [2] Shares. The Distributor is also the principal underwriter for the Barr Rosenberg Series Trust.

(b) Information with respect to the Distributor's directors and officers is as follows: [to be updated]

                            Positions and Offices        Positions and Offices
 Name                       with Underwriter             with Registrant
 ------------------         ---------------------        ---------------------

 Lynn J. Mangum             Director                     None

 William J. Tomko           President                    None

 Kevin J. Dell              Secretary                    None

 Edward S. Forman           Assistant Secretary          None

 Dennis R. Sheehan          Director/Treasurer           None

 Olusegun T. Lawal          Financial Operations Officer None

 Charles L. Booth           Vice President/Assistant     None
                            Compliance Officer

 Richard F. Froio           Chief Compliance Officer     None

The principal business address of all directors and officers of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219

(c)    None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     The account books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of:


1)   Barr Rosenberg Variable Insurance Trust
     3435 Stelzer Road
     Columbus, OH  43219
     Rule 31a-1 (b)(1),(2),(3), (4), (5), (6), (7), (8), (9), (10), (11)
     Rule 31a-2 (a)


2)   AXA Rosenberg Investment Management LLC
     Four Orinda Way
     Building E
     Orinda, CA  94563
     Rule 31a-1 (f)
     Rule 31a-2 (e)

3)   Barr Rosenberg Funds Distributor, Inc.
     3435 Stelzer Road
     Columbus, OH 43219
     Rule 31a-1 (d)
     Rule 31a-2 (c)

ITEM 29.  MANAGEMENT SERVICES.

     None.

ITEM 30.  UNDERTAKINGS.

     The Registrant undertakes to comply with the last three paragraphs of
Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Trust.

                                        NOTICE

   A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding for any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Orinda, and the State of California, on the 14th day of February, 2003.

                              BARR ROSENBERG VARIABLE INSURANCE TRUST

                              By: RICHARD SAALFELD
                                  ----------------
                                    Richard Saalfeld
                                    President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 14th day of February, 2003.

SIGNATURE                           TITLE                                      DATE
RICHARD SAALFELD                    President (principal executive officer)    February 14, 2003
----------------
Richard L. Saalfeld

KENNETH REID                        Trustee                                    February 14, 2003
------------
Kenneth Reid

Po-Len Hew                          Treasurer (principal financial and         February 14, 2003
----------                          accounting officer)
Po-Len Hew*

William F. Sharpe                   Trustee                                    February 14, 2003
-----------------
William F. Sharpe*

Nils H. Hakansson                   Trustee                                    February 14, 2003
-----------------
Nils H. Hakansson*

Dwight M. Jaffee                    Trustee                                    February 14, 2003
----------------
Dwight M. Jaffee*


*By:  KENNETH REID
      ------------
      Kenneth Reid
      Attorney-in-Fact

Date: February 14, 2003